SHARE CAPITAL AND SHAREBASED PAYMENTS	9 Months Ended
Sep. 30, 2021
Note 14 - SHARE CAPITAL AND SHARE-BASED PAYMENTS
14.	SHARE CAPITAL AND SHARE-BASED PAYMENTS

(a)	Authorized: Unlimited common shares without par value.

(b)	Issued:

(i)

During the nine months ended September 30, 2021, the Company issued 10,050,000 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $19,020. The Company paid a 2.75% cash commission of $523 on gross proceeds, for net proceeds of $18,497, and incurred additional $388 in issuance costs during the period.

During the nine months ended September 30, 2021, the Company issued 1,030,362 common shares following the exercise of 1,030,362 warrants. As a result, $1,911 was recorded to share capital, representing cash proceeds of $824, fair value of the warrants on the date of exercise (see Note 12 for valuation methodology of $US denominated warrants) of $1,111, and movements in foreign exchange of $(24).

During the nine months ended September 30, 2021, the Company issued 264,000 common shares following the exercise of 264,000 options. As a result, $364 was recorded to share capital, representing cash proceeds of $237 and the fair value upon issuance of $127.

During the nine months ended September 30, 2021, the Company issued 1,330,167 common shares upon exercise of RSUs. As a result, $1,278 was recorded to share capital.

(ii)

During the year ended December 31, 2020, the Company issued 6,730,054 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $4,940. The Company paid a 3% cash commission of $148 on gross proceeds, for net proceeds of $4,792, and incurred an additional $106 in issuance costs during the period.

During the year ended December 31, 2020, the Company issued 4,195,072 common shares following the exercise of 4,195,072 warrants. As a result, $6,112 was recorded to share capital, representing cash proceeds of $3,356, fair value of the warrants on the date of exercise (see Note 12 for valuation methodology for $US denominated warrants) of $2,733, and movements in foreign exchange of $69.

During the year ended December 31, 2020, the Company also issued 464,122 common shares following the exercise of 464,122 broker warrants. As a result, $416 was recorded to share capital, representing cash proceeds of $300 and the amount attributed to the warrants upon issuance in 2019, representing $116.

During the year ended December 31, 2020, the Company issued 675,145 common shares as settlement of accrued advisory services provided by Cantor Fitzgerald Canada Corporate (“Cantor”) for the completion of the sale of Bralorne. The value of these shares was accrued at December 31, 2019; however, the shares were not issued until January 2020.

During the year ended December 31, 2020, the Company issued 48,000 common shares following the exercise of 48,000 options. As a result, $43 was recorded to share capital, representing cash proceeds of $28 and the fair value upon issuance of $15.

During the year ended December 31, 2020, the Company issued 863,901 common shares upon exercise of RSUs. As a result, $650 was recorded to share capital.

(c)	Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2020	2,638,500	$1.82
Granted	1,700,000	$1.64
Exercised	(48,000)	$0.79
Cancelled / Forfeited	(807,500)	$1.70
Stock options outstanding, December 31, 2020	3,483,000	$1.77
Exercised	(264,000)	$1.16
Expired	(360,000)	$2.95
Cancelled / Forfeited	(20,000)	$1.64
Stock options outstanding, September 30, 2021	2,839,000	$1.68
Stock options exercisable, September 30, 2021	2,839,000	$1.68

The following table summarizes information about the stock options outstanding and exercisable at September 30, 2021:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 20, 2022	$1.98	880,000	0.97	880,000	0.97
August 28, 2023	$1.30	105,000	1.91	105,000	1.91
August 21, 2024	$0.79	174,000	2.89	174,000	2.89
August 4, 2025	$1.64	1,680,000	3.85	1,680,000	3.85
		2,839,000	2.83	2,839,000	2.83

During the nine months ended September 30, 2021, the Company charged $362 (nine months ended September 30, 2020 - $361) to operations as share-based payments for the fair value of stock options granted.

(d)	Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

Continuity of RSUs is as follows:

	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2020	2,372,875	$0.94
Granted	1,481,000	$1.64
Exercised	(863,901)	$0.99
Cancelled / Forfeited	(115,974)	$1.00
RSUs outstanding, December 31, 2020	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Cancelled / Forfeited	(12,000)	$1.64
RSUs outstanding, September 30, 2021	1,531,833	$1.33

The following table summarizes information about the RSUs outstanding at September 30, 2021:

Issuance Date	Price (C$)	Number of RSUs Outstanding
August 21, 2019	$0.79	552,500
August 4, 2020	$1.64	979,333
		1,531,833

During the nine months ended September 30, 2021, no RSUs (year ended December 31, 2020 – 1,481,000) were granted. For the RSUs issued in the year ended December 31, 2020, the weighted average fair value at the measurement date was C$1.64, based on the TSX market price of the Company’s shares on the date the RSUs were granted.

During the nine months ended September 30, 2021, the Company charged $1,028 (September 30, 2020 - $701) to operations as share-based payments for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e)	Earnings (loss) per share:

The calculations for basic earnings (loss) per share and diluted earnings (loss) per share are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Net loss from continuing operations for the period	$(214)	$(4,587)	$(4,686)	$(5,930)
Net loss for the period	$(214)	$(4,589)	$(4,686)	$(6,097)
Basic weighted average number of shares outstanding	101,559,946	87,093,054	99,457,201	81,027,129
Effect of dilutive share options, warrants, and RSUs (‘000)	-	-	-	-
Diluted weighted average number of shares outstanding	101,559,946	87,093,054	99,457,201	81,027,129
Basic loss from continuing operations per share	$(0.00)	$(0.05)	$(0.05)	$(0.07)
Diluted loss from continuing operations per share	$(0.00)	$(0.05)	$(0.05)	$(0.07)
Basic loss per share	$(0.00)	$(0.05)	$(0.05)	$(0.08)
Diluted loss per share	$(0.00)	$(0.05)	$(0.05)	$(0.08)